Leases - Summary of right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 12,786	€ 13,332
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,588	13,154
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	149	107
IT and telecommunication [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 49	€ 71